New Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In July 2013, the FASB issued ASU 2013-11, Income Taxes, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.  The FASB issued ASU 2013-11 to eliminate the diversity in the presentation of unrecognized tax benefits in those instances.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013.  The Corporation has determined the provisions for ASU 2013-11 did not have a material impact on the financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables – Troubled Debt Restructurings by Creditors.  The FASB issued ASU 2014-04 to reduce diversity by clarifying when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real property recognized.  The amendments in this update are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014.  The Corporation has determined the provisions for ASU 2014-04 will not have a material impact on future financial statements.

In June 2014, the FASB issued ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, amending ASC topic 860.  The FASB issued ASU 2014-11 to change the accounting for repurchase-to-maturity transactions and linked repurchase financials to secure borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  The amendments in this update are effective for the first interim or annual period beginning after December 15, 2014, and the Corporation has determined the provisions for ASU 2014-11 will not have a material impact on future financial statements

In August 2014, the FASB issued ASU 2014-14, Receivables – Troubled Debt Restructurings by Creditors.  The FASB issued ASU 2014-14 to reduce the diversity of how creditors classify government-guaranteed mortgage loans, including FHA or VA guaranteed loans, upon foreclosure.  The amendments in this update require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met:  1) The loan has a government guarantee that is not separable from the loan before foreclosure.; 2) At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim.; and 3)  At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed.  The amendments in this update are effective for annual periods, and interim periods within those periods, beginning after December 15, 2014.  The Corporation has determined the provisions for ASU 2014-04 will not have a material impact on future financial statements.

In November 2014, the FASB issued ASU 2014-17, Business Combinations – Pushdown Accounting.  The FASB issued ASU 2014-17 to provide guidance on whether and at what threshold an acquired entity that is a business or nonprofit activity can apply pushdown accounting in its separate financial statements.  The amendments in this update provide an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity.  The amendments in this update were effective on November 18, 2014.  The Corporation has determined the provisions for ASU 2014-17 did not have a material impact on the financial statements.